Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes [Text Block]

NOTE 13. INCOME TAXES

The Tax Cuts and Jobs Acts (the Act) was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 35% to 21% and required companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred. ASC 740, “Income Taxes,” requires effects of changes in tax rates to be recognized in the period enacted. Recognizing the late enactment of the Act and complexity of accurately accounting for its impact, the Securities and Exchange Commission in SAB 118 provided guidance that allowed registrants to provide a reasonable estimate of the Act in their financial statements at December 31, 2017 and adjust the reported impact in a measurement period not to exceed one year.

In 2018, we completed our accounting for the tax effects of the enactment of the Act and the measurement of our deferred tax assets and liabilities based on the rates at which they were expected to reverse in the future; the total benefit was $22,211, of which $20,271 was recorded in 2017 as a provisional amount. The total net benefit for the year ended December 31, 2018 was $718 for all enactment date and measurement period adjustments from the Act. The impact of the enactment of the Act is reflected in the tables below.

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2018	2017
Depreciation and amortization	$43,105	$30,982
Licenses and nonamortizable intangibles	17,561	16,129
Employee benefits	(5,366)	(6,202)
Deferred fulfillment costs	2,679	2,472
Net operating loss and other carryforwards	(6,470)	(6,067)
Other – net	1,651	1,222
Subtotal	53,160	38,536
Deferred tax assets valuation allowance	4,588	4,640
Net deferred tax liabilities	$57,748	$43,176

Noncurrent deferred tax liabilities	$57,859	$43,207
Less: Noncurrent deferred tax assets	(111)	(31)
Net deferred tax liabilities	$57,748	$43,176

At December 31, 2018, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $179, state of $950 and foreign of $3,022, expiring through 2038. Additionally, we had federal credit carryforwards of $340 and state credit carryforwards of $1,979, expiring primarily through 2038.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2018 and 2017 related primarily to state and foreign net operating losses and state credit carryforwards.

The Company considers post-1986 unremitted foreign earnings subjected to the one-time transition tax not to be indefinitely reinvested as such earnings can be repatriated without any significant incremental tax costs. U.S. income and foreign withholding taxes have not been recorded on temporary differences related to investments in certain foreign subsidiaries as such differences are considered indefinitely reinvested. Determination of the amount of unrecognized deferred tax liability is not practicable.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2018 and 2017 is as follows:

Federal, State and Foreign Tax	2018	2017
Balance at beginning of year	$7,648	$6,516
Increases for tax positions related to the current year	336	1,438
Increases for tax positions related to prior years	2,615	200
Decreases for tax positions related to prior years	(394)	(461)
Lapse of statute of limitations	(52)	(28)
Settlements	(664)	(23)
Current year acquisitions	872	-
Foreign currency effects	(3)	6
Balance at end of year	10,358	7,648
Accrued interest and penalties	2,588	1,333
Gross unrecognized income tax benefits	12,946	8,981
Less: Deferred federal and state income tax benefits	(811)	(388)
Less: Tax attributable to timing items included above	(3,430)	(2,368)
Less: UTBs included above that relate to acquired entities that would impact goodwill if recognized	(918)	-
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$7,787	$6,225

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,115 at December 31, 2018 and $3,058 at December 31, 2017.

Accrued interest and penalties included in UTBs were $2,588 as of December 31, 2018, and $1,333 as of December 31, 2017. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense included in income tax expense was $1,290 for 2018, $107 for 2017 and $24 for 2016.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2010. All audit periods prior to 2003 are closed for federal examination purposes. Contested issues from our 2003 through 2010 returns are at various stages of resolution with the IRS Appeals Division. While we do not expect material changes, we are generally unable to estimate the range of impacts on the balance of uncertain tax positions or the impact on the effective tax rate from the resolution of these issues until the close of the examination process; and it is possible that the amount of unrecognized benefit with respect to our uncertain tax positions could increase or decrease within the next 12 months.

The components of income tax (benefit) expense are as follows:

	2018	2017	2016
Federal:
Current	$3,258	$682	$2,915
Deferred	277	(17,970)	3,127
	3,535	(17,288)	6,042
State and local:
Current	513	79	282
Deferred	473	1,041	339
	986	1,120	621
Foreign:
Current	539	471	335
Deferred	(140)	989	(519)
	399	1,460	(184)
Total	$4,920	$(14,708)	$6,479

“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2018	2017	2016
U.S. income before income taxes	$25,379	$16,438	$20,911
Foreign income (loss) before income taxes	(506)	(1,299)	(1,099)
Total	$24,873	$15,139	$19,812

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (21% for 2018 and 35% for 2017 and 2016) to income from continuing operations before income taxes is as follows:

	2018	2017	2016
Taxes computed at federal statutory rate	$5,223	$5,299	$6,934
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	738	509	416
Enactment date and measurement period adjustments from the Act	(718)	(20,271)	-
Tax on foreign investments	(466)	73	168
Mexico restructuring	-	-	(471)
Other – net	143	(318)	(568)
Total	$4,920	$(14,708)	$6,479
Effective Tax Rate	19.8%	(97.2)%	32.7%